Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2013	2014
	RMB	RMB	US$
At cost:
Electronic equipment	90,248	120,872	19,481
Office equipment	563	792	128
Motor vehicles	3,176	2,729	440
Purchased software	7,858	9,440	1,521
Leasehold improvements	4,672	14,749	2,377

	106,517	148,582	23,947
Less: Accumulated depreciation	(48,620)	(73,700)	(11,878)

	57,897	74,882	12,069

Depreciation expense was RMB14,301, RMB25,548 and RMB35,084 (US$5,655) for the years ended December 31, 2012, 2013 and 2014, respectively.